Trading assets and liabilities	6 Months Ended
Jun. 30, 2020
Trading assets and liabilities
14 Trading assets and liabilities
end of	2Q20	1Q20	4Q19
Trading assets (CHF million)
Debt securities	70,962	68,618	66,994
Equity securities	55,232	47,574	64,542
Derivative instruments [1]	25,834	29,458	17,731
Other	4,702	5,148	4,530
Trading assets	156,730	150,798	153,797
Trading liabilities (CHF million)
Short positions	28,606	24,239	24,714
Derivative instruments [1]	15,434	20,638	13,472
Trading liabilities	44,040	44,877	38,186
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2Q20	1Q20	4Q19
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	26,076	29,272	20,695
Cash collateral received	17,958	21,217	14,633
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	7,488	9,526	4,570
Cash collateral received	7,184	8,260	7,457
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.

Bank
Trading assets and liabilities
13 Trading assets and liabilities
end of	6M20	2019
Trading assets (CHF million)
Debt securities	71,072	67,030
Equity securities	55,269	64,604
Derivative instruments [1]	25,834	17,730
Other	4,702	4,531
Trading assets	156,877	153,895
Trading liabilities (CHF million)
Short positions	28,606	24,714
Derivative instruments [1]	15,434	13,472
Trading liabilities	44,040	38,186
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	6M20	2019
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	26,163	20,739
Cash collateral received	17,958	14,633
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,488	4,570
Cash collateral received	7,184	7,457
1 Recorded as cash collateral netting on derivative instruments in Note 22 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.